Property and Equipment (Tables)	12 Months Ended
Sep. 30, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consists of the following as of September 30 (in thousands):

	2014	2013
Buildings and land	$123,899	$123,046
Vehicles	50,454	45,846
Computer hardware	32,276	29,661
Leasehold improvements	53,198	38,755
Furniture and fixtures	14,749	12,931
Office and telecommunication equipment	6,772	8,115
Software for internal use	1,488	—
Construction in progress	1,005	2,246

	283,841	260,600
Less accumulated depreciation	(124,355)	(106,965)

Property and equipment, net	$159,486	$153,635